Direct Phone Number +1 202-654-4563

arie.heijkoop@haynesboone.com

December 12, 2022

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Virtus Alternative Solutions Trust
Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A
File Nos. 333-191940; 811-22906

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and Rule 485(a) thereunder, enclosed for filing electronically is Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Virtus Alternative Solutions Trust (the “Trust”). The purpose of this filing is to register Class A Shares, Class C Shares, Class R6 Shares and Class I Shares of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund, each a newly formed series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 654-4563.

Very truly yours, /s/ Arie Heijkoop, Jr. Arie Heijkoop, Jr.

Enclosures

cc:	Jennifer Fromm, Esq.

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